Taxation - Net deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Deferred tax assets	$ 173	$ 150
Deferred tax liabilities	(2,455)	(2,944)
Net deferred tax liabilities	$ (2,282)	$ (2,794)	$ (2,804)